Summary of Significant Accounting Policies (Details)	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 23, 2022
Summary of Significant Accounting Policies [Line Items]
Short-term investments			$ 5,377,705
Gross unrealized gains			75,317
Provisions for (reversal of) doubtful accounts of other receivables	193		1,428,794	$ 1,712,524
Impairment charge on goodwill	10,636,358
Deferred offering costs			478,480
Impairment for right-of-use lease assets
Contract assets
Deferred contract costs
Deferred contract cost charged to cost of revenue			10,023,720	2,611,048
Impairment allowance on deferred contract costs
Advance from customers	4,788,289		3,833,172	3,292,117
Deferred revenue	$ 183,963		234,639	269,787
Number of revenue streams | item	3	3
Percentage of tax benefit	50.00%	50.00%
Total advertising expenses	$ 1,460,948		360,735	697,827
Recognized government grant	$ 578,761		183,451	191,163
other income, net	Other income, net	Other income, net
Government grant deferred and included in liabilities
Operating segment	1	1
Reportable segment	1	1
Deposited in financial institutions	$ 8,703,667		11,234,585	$ 16,603,102
Deposit insurance maximum limit			$ 69,000		¥ 500,000
Baijiayun Group Ltd [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest	100.00%
Minority shareholder's equity interests						3.21%
Henan BaiJiaYun [Member]
Summary of Significant Accounting Policies [Line Items]
Minority shareholder's equity interests	49.00%		49.00%		49.00%
Xi’an BaiJiaYun [Member]
Summary of Significant Accounting Policies [Line Items]
Minority shareholder's equity interests	49.00%		49.00%		49.00%
Xinjiang BaiJiaYun {Member]
Summary of Significant Accounting Policies [Line Items]
Minority shareholder's equity interests	49.00%		49.00%		49.00%
Baijiayi Digital [Member]
Summary of Significant Accounting Policies [Line Items]
Minority shareholder's equity interests	49.00%
Shaanxi BaiJiaYun [Member]
Summary of Significant Accounting Policies [Line Items]
Minority shareholder's equity interests	49.00%		49.00%		49.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life of property and equipment, net	1 year
Effective annual interest rate	2.00%		2.00%	2.00%	2.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life of property and equipment, net	10 years
Effective annual interest rate	3.30%		3.30%	3.30%	3.30%
Credit risk [Member]
Summary of Significant Accounting Policies [Line Items]
Deposited in financial institutions	$ 7,253,466		$ 12,633,706
Real-Time Engagement Services [Member]
Summary of Significant Accounting Policies [Line Items]
Number of performance obligations | item	2	2
License [Member]
Summary of Significant Accounting Policies [Line Items]
Technical support service period	12 months	12 months
AI Solution Services [Member]
Summary of Significant Accounting Policies [Line Items]
Standard warranty period	12 months	12 months
Privately Held Entity [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest percentage	4.95%	4.95%
Collateral Pledged [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents pledged as collateral			1,622,591
Long-Term Investments [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment charge on goodwill	$ 24,005,161
Customer One [Member] | Credit risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk	10.00%	10.00%
Intangible assets [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment charge on goodwill
Privately Held Entity [Member]
Summary of Significant Accounting Policies [Line Items]
Cash consideration amount	$ 1,494,994	¥ 9,900,000